Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,937,174	94,617,509
Ordinary shares, shares outstanding	82,449,791	89,989,676
Treasury stock, shares	12,487,383	4,627,833
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,937,174	94,617,509
Ordinary shares, shares outstanding	82,449,791	89,989,676
Treasury stock, shares	12,487,383	4,627,833